Segment Reporting, including Geographic Area Data and Major Customers (Tables)	12 Months Ended
Dec. 31, 2014
Operating Segments

Years Ended December 31,
(in thousands)
Operating Segments	2014	2013	2012
Revenues before reimbursable items
North America Services	$954,082	860,645	826,750
International Services	341,785	321,484	318,730
Merchant Services	435,649	446,277	409,698
NetSpend	482,686	207,851	—
Intersegment revenues	(21,224)	(12,549)	(14,102)

Revenues before reimbursable items from external customers	$2,192,978	1,823,708	1,541,076

Total revenues
North America Services	$1,117,764	1,000,073	965,393
International Services	363,359	341,549	336,047
Merchant Services	510,120	533,050	512,580
NetSpend	482,686	207,851	—
Intersegment revenues	(27,052)	(18,218)	(20,463)

Revenues from external customers	$2,446,877	2,064,305	1,793,557

Depreciation and amortization
North America Services	$86,513	74,480	74,673
International Services	38,909	41,708	47,889
Merchant Services	14,571	12,034	12,083
NetSpend	7,509	3,121	—

Segment depreciation and amortization	147,502	131,343	134,645
Acquisition intangible amortization	96,971	65,893	26,264
Corporate Administration and Other	2,147	1,790	2,491

Total depreciation and amortization	$246,620	199,026	163,400

Adjusted segment operating income
North America Services	$351,512	321,619	295,171
International Services	55,123	42,068	27,211
Merchant Services	134,872	155,643	157,409
NetSpend	128,285	66,353	—

Total adjusted segment operating income	669,792	585,683	479,791
Acquisition intangible amortization	(96,971)	(65,893)	(26,264)
NetSpend merger and acquisition operating expenses	(3,217)	(14,220)	—
Corporate Administration and Other	(137,964)	(123,070)	(98,558)

Operating income	$431,640	382,500	354,969

As of December 31,	2014	2013
Total assets
North America Services	$3,327,160	3,215,333
International Services	356,590	417,379
Merchant Services	695,744	676,592
NetSpend	1,556,369	1,596,150
Intersegment assets	(2,202,282)	(2,218,886)

Total assets	$3,733,581	3,686,568

Property and Equipment, Net of Accumulated Depreciation and Amortization

The Company maintains property and equipment, net of accumulated depreciation and amortization, in the following geographic areas:

	As of December 31,
(in millions)	2014	2013
United States	$237.9	207.4
Europe	45.5	46.4
Other	7.2	6.2

Totals	$290.6	260.0

Revenues Based on Domicile of Company's Customers

The following tables reconcile segment external revenue to revenues by geography for the years ended December 31:

	2014
(in millions)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$778.8	—	508.7	482.7	$1,770.2	72.3
Europe[1]	0.8	304.3	—	—	305.1	12.5
Canada	290.2	—	0.3	—	290.5	11.9
Mexico	16.2	—	—	—	16.2	0.7
Other[1]	16.3	47.9	0.7	—	64.9	2.7

Total	$1,102.3	352.2	509.7	482.7	$2,446.9	100.0

	2013
(in millions)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$712.1	—	533.9	207.9	$1,453.9	70.4
Europe[1]	0.8	293.8	—	—	294.6	14.3
Canada	243.0	—	0.2	—	243.2	11.8
Mexico	16.5	—	—	—	16.5	0.8
Other[1]	14.5	41.0	0.6	—	56.1	2.7

Total	$986.9	334.8	534.7	207.9	$2,064.3	100.0

	2012
(in millions)	North America Services	International Services	Merchant Services	NetSpend	Total	%
United States	$706.7	—	514.4	—	$1,221.1	68.1
Europe[1]	0.8	292.2	—	—	293.0	16.3
Canada	217.3	—	0.2	—	217.5	12.1
Mexico	11.7	—	—	—	11.7	0.7
Other[1]	10.5	39.3	0.5	—	50.3	2.8

Total	$947.0	331.5	515.1	—	$1,793.6	100.0

1	Revenues are impacted by movements in foreign currency exchange rates.